8. Recoverable indirect taxes, charges and contributions	12 Months Ended
Dec. 31, 2020
Indirect Taxes, Charges And Contributions Recoverable [Abstract]
Recoverable indirect taxes, charges and contributions
8.	Recoverable indirect taxes, charges and contributions

	2020	2019

Recoverable indirect taxes, fees and contributions	1,230,801	1,243,633

ICMS	1,188,018	1,201,502
Other	42,783	42,131

Current portion	(374,015)	(420,284)
Non-current portion	856,786	823,349

The amounts of recoverable ICMS (state VAT) are mainly comprised by:

(i) credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months).

(ii) ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.